                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08007

                               LEVCO SERIES TRUST
               (Exact name of registrant as specified in charter)

             One Rockefeller Plaza, 25th Floor, New York, NY 10020
               (Address of principal executive offices) (Zip code)

   LEVCO Series Trust, ONE ROCKEFELLER PLAZA, 25TH FLOOR, NEW YORK, NY 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 332-8400

Date of fiscal year end: DECEMBER 31

Date of reporting period: DECEMBER 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.

                                  ANNUAL REPORT
                                DECEMBER 31, 2005

                    LEVCO EQUITY VALUE FUND (IN LIQUIDATION)
                        (a series of LEVCO Series Trust)
                              One Rockefeller Plaza
                            New York, New York 10020

              LEVCO EQUITY VALUE FUND (IN LIQUIDATION, SEE NOTE 1)

DEAR SHAREHOLDER,

We are pleased to report that, for the one-year period ending December 31, 2005, the Class A shares of the Levco Equity Value Fund gained 8.50%, outperforming both the S&P 500(R) Index (1) return of 4.91%, and the Russell 1000(R) Value Index (2) return of 7.05% for the same period. For the six-month period ending December 31, 2005, the Class A shares of the Levco Equity Value Fund advanced 9.38%, outpacing the S&P 500(R) Index's return of 5.76%, and the Russell 1000(R) Value Index's return of 5.20% for the same period. Please note that performance in the months of November and December was positively impacted in a significant way by the cash flows relating to the liquidation of the Levco Equity Value Fund.

FUND REVIEW (3)

Overall, the U.S. economy in 2005 remained robust with strong corporate earnings growth, controlled inflation and long-term interest rates near historic lows. The equity markets took a pause early in the year, as investor uncertainty prevailed despite a variety of positive economic signals. However, by the second quarter the equity markets rebounded and continued to move ahead throughout the rest of the year as investors gained increasing confidence in the resiliency of the economy in the face of multiple potential headwinds. Energy prices soared throughout most of the year, reaching record levels in the late summer as hurricanes devastated the Gulf Coast and impacted oil refineries in that region, and appeared to pull back only towards the end of the year. The cost of the cleanup and rebuilding of those areas affected by these hurricanes is still being calculated, with the price tag expected to reach $200 billion, thus adding more pressure to the already significant budget deficit. The Fed made a total of eight rate increases during the year, raising the Federal Funds rate to 4.25% at year-end in an effort to curb the threat of inflation. Despite these rate increases, the real estate market continued to set records in 2005; however, signs appeared later in the year of a long-anticipated slowdown.

Among the holdings that contributed most to the portfolio during 2005 were Unocal and Williams Cos., which benefited from the surge in energy prices throughout much of the year. Wyeth performed well due to the company's progression into a pure-play pharmaceutical company with a diverse product base. Altria provided investors with revenue stability amid market volatility, and Agilent Technologies gained by utilizing the proceeds from the sale of its semiconductor business to initiate a large stock repurchase program.

Holdings that detracted from overall Fund performance during 2005 included Pfizer, which retracted as the company faced pressures from a legal challenge to its Lipitor patent. Flat advertising revenues negatively impacted News Corp., and Tyco suffered after the company announced lower guidance for earnings and cash flow due to increased commodities costs and weakness across multiple business divisions. Verizon declined as costs mounted in its efforts to offer high-tech communication services to customers, and in connection with its acquisition of MCI. Finally, Hurricane Katrina and the subsequent storm damage to its New Orleans unit forced Entergy to file for Chapter 11 bankruptcy protection for its subsidiary, Entergy New Orleans, Inc.

Effective February 6, 2006, the Levco Equity Value Fund was liquidated. We thank our investors for the support they have shown the fund through the years.

BKF Asset Management, Inc.

              LEVCO EQUITY VALUE FUND (IN LIQUIDATION, SEE NOTE 1)

(1) The Standard & Poor's 500 Index ("S&P 500 Index") consists of 500 widely held common stocks, covering four broad sectors (industrials, utilities, financial and transportation). It is a market value weighted index (stock price times shares outstanding) with each stock affecting the index in proportion to its market value. Construction of the S&P 500(R) Index proceeds from industry group to the whole. Since some industries are characterized by companies of relatively small market capitalization, the Index is not comprised of the 500 largest companies on the New York Stock Exchange. This Index, calculated by Standard & Poor's, is a total return index with dividends reinvested.

(2) The Russell 1000(R) Value Index measures the performance of those Russell 1000 securities with lower price-to-book ratios and lower forecasted growth values.

(3) Additional information about the securities referred to in the letter can be found in the Schedule of Portfolio Investments. Portfolio subject to change.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. Performance information reflects waivers of expenses and/or fees. Investment return and value of shares of the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares. THESE RETURNS DO NOT TAKE INTO ACCOUNT THE FEES AND EXPENSES OF VARIABLE ANNUITY/LIFE CONTRACTS OR QUALIFIED PLANS.

Class A shares of the Fund are available only to life insurance and annuity companies to fund their variable annuity and variable life insurance products. These contracts offer life insurance and tax benefits to the beneficial owners of the Fund. Your insurance or annuity company charges and fees and expenses for these benefits are not reflected in this report or in the Fund's performance since they are not direct expenses of the Fund. Had these fees been included, returns would have been lower. For insurance products, performance figures do not reflect the cost for insurance and if the did, the performance shown would be significantly lower. A review of your particular life and/or annuity contact will provide you with much greater detail regarding its costs and benefits.

This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Also, please note that any discussion of the Fund's holdings, the Fund's performance and the views of the portfolio manager(s) are as of December 31, 2005, and are subject to change.

              LEVCO EQUITY VALUE FUND (IN LIQUIDATION, SEE NOTE 1)
                               SECTOR WEIGHTINGS*
                      AS OF DECEMBER 31, 2005 (UNAUDITED)

                                  (PIE CHART)

Producer Durables        12.4%
Materials & Processing    3.8%
Consumer Discretionary    5.1%
Healthcare                3.0%
Other                    10.5%
Integrated Oils          15.7%
Short Term Investments    7.2%
Consumer Staples         10.9%
Utilities                11.3%
Financial Services       20.1%

----------
*    Percentages based on total investments. Portolio subject to change.

              LEVCO EQUITY VALUE FUND (IN LIQUIDATION, SEE NOTE 1)
                       PERFORMANCE COMPARISON (UNAUDITED)

The graph below compares a hypothetical $10,000 investment in Class A shares of the Levco Equity Value Fund made at its inception with a similar investment in the Russell 1000 Value(R) Index and the Standard & Poor's 500(R) Index.

                         GROWTH OF A $10,000 INVESTMENT

                                  (LINE CHART)

             Levco Equity
             Value Fund -     Russell 1000    S&P (500)(R)
            Class A Shares   Value(R) Index       Index
            --------------   --------------   ------------
04-Aug-97        10000            10000           10000
Aug-97            9950             9644            9440
Sep-97           10095            10227            9957
Oct-97            9784             9941            9625
Nov-97            9884            10380           10070
Dec-97           10080            10683           10243
Jan-98           10271            10532           10356
Feb-98           10855            11241           11102
Mar-98           11223            11929           11671
Apr-98           11314            12008           11788
May-98           11112            11831           11586
Jun-98           11024            11982           12056
Jul-98           10720            11771           11928
Aug-98            9405            10019           10205
Sep-98            9886            10594           10859
Oct-98           10778            11415           11741
Nov-98           11244            11946           12453
Dec-98           11691            12353           13170
Jan-99           11764            12452           13720
Feb-99           11555            12276           13294
Mar-99           12126            12530           13826
Apr-99           13058            13700           14361
May-99           12901            13550           14023
Jun-99           13436            13943           14800
Jul-99           13058            13535           14338
Aug-99           13048            13033           14268
Sep-99           12618            12577           13877
Oct-99           13038            13301           14755
Nov-99           13175            13197           15055
Dec-99           13529            13261           15941
Jan-00           13216            12828           15140
Feb-00           13146            11875           14854
Mar-00           14541            13324           16306
Apr-00           14494            13169           15815
May-00           14948            13308           15491
Jun-00           14808            12700           15873
Jul-00           14587            12858           15625
Aug-00           15519            13574           16595
Sep-00           15523            13698           15719
Oct-00           15955            14035           15652
Nov-00           14974            13514           14419
Dec-00           15692            14191           14490
Jan-01           16077            14245           15003
Feb-01           15448            13849           13636
Mar-01           14503            13360           12773
Apr-01           15365            14015           13765
May-01           15635            14330           13857
Jun-01           14891            14012           13520
Jul-01           14788            13982           13387
Aug-01           14311            13422           12550
Sep-01           13094            12478           11536
Oct-01           13378            12370           11756
Nov-01           14438            13089           12658
Dec-01           14861            13398           12769
Jan-02           14241            13294           12583
Feb-02           14268            13316           12340
Mar-02           15010            13946           12804
Apr-02           14228            13467           12028
May-02           13810            13535           11940
Jun-02           12367            12758           11090
Jul-02           11059            11572           10225
Aug-02           11234            11659           10292
Sep-02            9751            10363            9175
Oct-02           10465            11131            9982
Nov-02           11207            11832           10569
Dec-02           10668            11318            9948
Jan-03           10573            11044            9688
Feb-03           10150            10749            9542
Mar-03           10027            10767            9635
Apr-03           11065            11715           10428
May-03           11734            12471           10977
Jun-03           11885            12627           11117
Jul-03           12035            12815           11313
Aug-03           12199            13015           11533
Sep-03           12008            12888           11411
Oct-03           12677            13677           12056
Nov-03           12882            13862           12162
Dec-03           13715            14717           12799
Jan-04           13857            14976           13036
Feb-04           14036            15297           13217
Mar-04           13843            15163           13018
Apr-04           13762            14792           12814
May-04           13982            14943           12989
Jun-04           14215            15296           13242
Jul-04           13914            15081           12804
Aug-04           14148            15295           12855
Sep-04           14340            15532           12994
Oct-04           14532            15790           13193
Nov-04           15233            16589           13726
Dec-04           15612            17144           14193
Jan-05           15376            16840           13847
Feb-05           15696            17398           14139
Mar-05           15432            17159           13889
Apr-05           15071            16852           13625
May-05           15418            17258           14058
Jun-05           15487            17447           14079
Jul-05           15876            17951           14602
Aug-05           15779            17873           14469
Sep-05           15844            18124           14586
Oct-05           15605            17664           14343
Nov-05           16784            18245           14885
Dec-05           16939            18354           14890

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2005

                                 1 Year   5 Year   Since Inception*
                                 ------   ------   ----------------
Class A shares                    8.50%    1.53%        6.46%

Russell 1000 Value(R) Index       7.05%    5.28%        7.48%

Standard & Poor's 500(R) Index    4.91%    0.54%        4.84%

* INCEPTION DATE FOR THE LEVCO EQUITY VALUE FUND CLASS A WAS 8/4/97. Index returns are calculated from the nearest month end (7/31/97). Performance does not fully reflect the impact of the Fund's expenses, as they have been fully or partially reimbursed by the Adviser at certain times since the Fund's inception.

The Russell 1000 Value(R) Index and the Standard & Poor's 500(R) Index (S&P 500(R)) are unmanaged indices and include the reinvestment of all dividends, but do not reflect the payment of insurance contract charges, advisory fees or expenses that are associated with an investment in the Fund. An index's performance is not illustrative of the Fund's performance. Indices are not securities in which investments can be made.

The Russell 1000 Value(R) Index measures the performance of those Russell 1000 securities with lower price-to-book ratios and lower forecasted growth values.

The S&P 500(R) Index consists of 500 widely held common stocks, covering four broad sectors (industrials, utilities, financial and transportation). It is a market value-weighted index (stock price times shares outstanding), with each stock affecting the index in proportion to its market value. Construction of the S&P 500(R) Index proceeds from industry group to the whole. Since some industries are characterized by companies of relatively small stock capitalization, the Index is not comprised of the 500 largest

              LEVCO EQUITY VALUE FUND (IN LIQUIDATION, SEE NOTE 1)
                       PERFORMANCE COMPARISON (UNAUDITED)

companies on the New York Stock Exchange. This Index, calculated by Standard & Poor's, is a total return index with dividends reinvested.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. Performance information reflects waivers of expenses and/or fees. Investment return and value of shares of the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares. THESE RETURNS DO NOT TAKE INTO ACCOUNT THE FEES AND EXPENSES OF VARIABLE ANNUITY/LIFE CONTRACTS OR QUALIFIED PLANS.

Class A shares of the Fund are available only to life insurance and annuity companies to fund their variable annuity and variable life insurance products. These contracts offer life insurance and tax benefits to the beneficial owners of the Fund. Your insurance or annuity company charges and fees and expenses for these benefits are not reflected in this report or in the Fund's performance since they are not direct expenses of the Fund. Had these fees been included, returns would have been lower. For insurance products, performance figures do not reflect the cost for insurance and if they did, the performance shown would be significantly lower. A review of your particular life and/or annuity contract will provide you with much greater detail regarding their costs and benefits.

LEVCO EQUITY VALUE FUND (IN LIQUIDATION, SEE NOTE 1)
Schedule of Portfolio Investments
December 31, 2005

                                              SECURITY
            SHARES                          DESCRIPTION                VALUE
            ------                          -----------              --------
COMMON STOCKS  (112.8%):

Consumer Discretionary (6.2%):
                           110   Federated Department Stores, Inc.   $  7,296
                                                                     --------
Consumer Staples (13.3%):
                           270   Diageo p.l.c. (ADR)                   15,741
                                                                     --------
Financial Services  (24.4%):
                           165   Allstate Corp.                         8,922
                           205   American Express Co.                  10,549
                           145   Freddie Mac                            9,476
                                                                     --------
                                                                       28,947
                                                                     --------
Healthcare (3.7%):
                           110   Abbott Laboratories                    4,337
                                                                     --------
Integrated Oils (19.1%):
                           269   Chevron Corp.                         15,271
                            80   Kerr-McGee Corp.                       7,269
                                                                     --------
                                                                       22,540
                                                                     --------
Materials & Processing (4.6%):
                           160   International Paper Co.                5,378
                                                                     --------
Other (12.7%):
                           520   Tyco International Ltd.               15,007
                                                                     --------
Producer Durables (15.1%):
                           280   Lockheed Martin Corp.                 17,816
                                                                     --------
Utilities (13.7%):
                           235   Entergy Corp.                         16,133
                                                                     --------
TOTAL COMMON STOCKS                                                   133,195
                                                                     --------

SHORT-TERM INVESTMENTS (8.7%):
                        10,285   BBH Grand Cayman, 3.45%, 1/3/06       10,285
                                                                     --------
TOTAL SHORT-TERM INVESTMENTS                                           10,285

TOTAL INVESTMENTS (COST $140,247) (A)   -   121.5%                    143,480
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (21.5)%                   (25,361)
                                                                     --------
NET ASSETS   -   100.0%                                              $118,119
                                                                     ========

----------
ADR - AMERICAN DEPOSITARY RECEIPT
(A) REPRESENTS COST FOR FINANCIAL REPORTING PURPOSES.

SEE NOTES TO FINANCIAL STATEMENTS.

              LEVCO EQUITY VALUE FUND (IN LIQUIDATION, SEE NOTE 1)

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

ASSETS:
   Investments, at value (cost $140,247) (Note 1)                  $143,480
   Interest and dividends receivable                                  2,733
   Receivable from adviser                                           41,919
                                                                   --------
      Total Assets                                                  188,132
                                                                   --------

LIABILITIES:
   Accrued expenses and other payables:
      Fund accounting, transfer agent and administration fees         1,022
      Other                                                          68,991
                                                                   --------
         Total Liabilities                                           70,013
                                                                   --------
NET ASSETS:
   Paid-in capital                                                  114,886
   Unrealized appreciation on investments                             3,233
                                                                   --------
      Net Assets                                                   $118,119
                                                                   ========
SHARES OF BENEFICIAL INTEREST OUTSTANDING - CLASS A SHARES
   (UNLIMITED NUMBER OF SHARES AUTHORIZED, PAR VALUE OF $0.001):      9,790
                                                                   ========
NET ASSET VALUE - REDEMPTION AND OFFERING PRICE PER SHARE:         $  12.06
                                                                   ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

              LEVCO EQUITY VALUE FUND (IN LIQUIDATION, SEE NOTE 1)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005

INVESTMENT INCOME (NOTE 1):
   Dividend income                                                                $   684,028
   Interest income                                                                      9,036
                                                                                  -----------
   Total Income                                                                       693,064
                                                                                  -----------

EXPENSES:
   Investment advisory fees (Note 2)                                  $ 182,660
   Fund accounting, transfer agent and administrative fees (Note 2)      87,466
   Sub-transfer agent fee - Class I Shares*                                 184
   Professional fees                                                    184,576
   Insurance expense                                                     32,894
   Trustees' fees                                                        37,449
   Other expenses                                                        59,270
                                                                      ---------
   Total expenses                                                       584,499
   Less: Reimbursement from Adviser                                    (257,673)
                                                                      ---------
   Net Expenses                                                                       326,826
                                                                                  -----------
Net Investment Income                                                                 366,238
                                                                                  -----------

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
   Net realized gains from investment transactions                                  3,994,797
   Change in unrealized appreciation/depreciation of investments                   (2,999,787)
                                                                                  -----------
   Net realized and unrealized gains on investments                                   995,010
                                                                                  -----------
Change in net assets resulting from operations                                    $ 1,361,248
                                                                                  ===========

----------
* Represents the period from January 1, 2005 through December 19, 2005 for Class I Shares which were fully redeemed as of December 19, 2005.

                        See Notes to Financial Statements

              LEVCO EQUITY VALUE FUND (IN LIQUIDATION, SEE NOTE 1)

STATEMENTS OF CHANGES IN NET ASSETS


                                                                   FOR THE YEAR ENDED DECEMBER 31,
                                                                   -----------------------------
                                                                          2005*         2004**
                                                                      ------------   -----------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income                                              $    366,238   $   417,410
   Realized gains from investment transactions                           3,994,797     4,518,515
   Change in unrealized appreciation/depreciation of investments        (2,999,787)     (707,729)
                                                                      ------------   -----------
   Change in net assets resulting from operations                        1,361,248     4,228,196
                                                                      ------------   -----------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
   From net investment income                                              (20,305)     (465,834)
   From net realized gains                                                (302,735)           --

DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
   From net investment income                                               (1,161)      (52,447)
   From net realized gains                                                 (19,781)           --
                                                                      ------------   -----------
Change in net assets from shareholder distributions                       (343,982)     (518,281)
                                                                      ------------   -----------
Change in net assets from capital transactions                         (34,048,375)   (1,323,644)
                                                                      ------------   -----------
Change in net assets                                                   (33,031,109)    2,386,271

NET ASSETS:
  Beginning of period                                                   33,149,228    30,762,957
                                                                      ------------   -----------
  End of period                                                       $    118,119   $33,149,228
                                                                      ============   ===========
Undistributed net investment income                                   $         --   $    19,969
                                                                      ============   ===========

----------
* Represents the period from January 1, 2005 through December 19, 2005 for Class I Shares which were fully redeemed as of December 19, 2005.

** Represents the period from June 17, 2004 (date of commencement of operations) to December 31, 2004 for Class I Shares.

                        See Notes to Financial Statements

              LEVCO EQUITY VALUE FUND (IN LIQUIDATION, SEE NOTE 1)

STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED -- CAPITAL TRANSACTIONS

                                         FOR THE YEAR ENDED DECEMBER 31,
                                         -------------------------------
                                               2005*         2004**
                                           ------------   ------------
CAPITAL TRANSACTIONS:
Class A Shares
   Proceeds from shares issued             $      9,463   $  8,316,383
   Dividends reinvested                         323,039        465,834
   Cost of shares redeemed                  (29,845,478)   (14,133,722)
                                           ------------   ------------
      Total Class A shares                  (29,512,976)    (5,351,505)
                                           ------------   ------------

Class I Shares
   Proceeds from shares issued                  266,695      3,979,483
   Dividends reinvested                          20,941         52,447
   Cost of shares redeemed                   (4,823,035)        (4,069)
                                           ------------   ------------
      Total Class I shares                   (4,535,399)     4,027,861
                                           ------------   ------------
Net decrease from capital transactions     $(34,048,375)  $ (1,323,644)
                                           ============   ============

SHARE TRANSACTIONS:
Class A Shares
   Issued                                           830        810,262
   Reinvested                                    28,537         42,802
   Redeemed                                  (2,579,370)    (1,357,498)
                                           ------------   ------------
      Total Class A shares                   (2,550,003)      (504,434)
                                           ------------   ------------

Class I Shares
   Issued                                        23,750        386,040
   Reinvested                                     1,850          4,683
   Redeemed                                    (415,924)          (399)
                                           ------------   ------------
      Total Class I shares                     (390,324)       390,324
                                           ------------   ------------
Net decrease from share transactions         (2,940,327)      (114,110)
                                           ============   ============

----------
* Represents the period from January 1, 2005 through December 19, 2005 for Class I Shares which were fully redeemed as of December 19, 2005.

** Represents the period from June 17, 2004 (date of commencement of operations) to December 31, 2004 for Class I Shares.

                       See Notes to Financial Statements

              LEVCO EQUITY VALUE FUND (IN LIQUIDATION, SEE NOTE 1)

FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   FOR THE YEARS ENDED DECEMBER 31,
                                                          -------------------------------------------------
                                                           2005      2004      2003      2002         2001
                                                          ------   -------   -------   -------      -------
CLASS A SHARES
Net Asset Value, Beginning of Period                      $11.24   $ 10.04   $  7.91   $ 11.03      $ 12.22
                                                          ------   -------   -------   -------      -------
Investment Activities:
   Net investment income                                    0.14*     0.13*     0.06      0.07         0.09
   Net realized and unrealized gains (losses)               0.81      1.25      2.17     (3.19)       (0.74)
                                                          ------   -------   -------   -------      -------
      Total from Investment Activities                      0.95      1.38      2.23     (3.12)       (0.65)
                                                          ------   -------   -------   -------      -------
Distributions:
   Net investment income                                   (0.01)    (0.18)    (0.07)    (0.01)       (0.09)
   Net realized gains                                      (0.12)       --     (0.03)       --        (0.45)
                                                          ------   -------   -------   -------      -------
      Total Distributions                                  (0.13)    (0.18)    (0.10)    (0.01)       (0.54)
                                                          ------   -------   -------   -------      -------
Capital Contributions                                         --        --        --      0.01(a)        --
                                                          ------   -------   -------   -------      -------
Net Asset Value, End of Period                            $12.06   $ 11.24   $ 10.04   $  7.91      $ 11.03
                                                          ======   =======   =======   =======      =======
Total Return                                                8.50%    13.76%    28.57%   (28.22%)      (5.30%)
                                                          ======   =======   =======   =======      =======
RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period ('000s)                    $  118   $28,761   $30,763   $18,278      $24,227
   Ratio of net expenses to average net assets              1.10%     1.10%     1.10%     1.27%(a)     1.10%
   Ratio of net investment income to average net assets     1.22%     1.28%     0.96%     0.73%(a)     0.73%
   Ratio of expenses to average net assets +                1.93%     1.93%     2.22%     1.83%(a)     1.53%
   Portfolio turnover                                         58%      108%       95%       50%          44%

----------
*    Average shares method used in calculation.

+ During various periods, certain fees were reduced. The ratios shown do not include these fee reductions.

(a) The Adviser contributed capital to the Fund for estimated income tax expenses incurred by the Fund. The expense ratios and net investment income ratio were increased by 0.17% and decreased by 0.17%, respectively. As a result of the Adviser's capital contribution, there was no impact to the Fund's net assets or total return for 2002. The amount by which the net expense ratio of 1.27% exceeds the expense limitation of 1.10% relates to the estimated income tax expense which has been absorbed by the Adviser through the capital contribution.


                       See Notes to Financial Statements

              LEVCO EQUITY VALUE FUND (IN LIQUIDATION, SEE NOTE 1)

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES--The Levco Equity Value Fund (the "Fund"), is a no-load series of the LEVCO Series Trust (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was organized as a Delaware business trust on January 2, 1997. Class A Shares of the Fund commenced operations on August 4, 1997. Class I Shares of the Fund commenced operations on June 17, 2004 and ceased operations on December 19, 2005. Each class of shares had the same rights and privileges. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with United States generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

Pursuant to a plan of liquidation and dissolution adopted on December 5, 2005 by the Board of Trustees, February 6, 2006 was designated as the liquidation date of the Trust. As of February 6, 2006, all of the Fund's net assets were distributed to the remaining shareholders. Following the liquidation date, the Trust has not been engaged in any business other than the wind up of its operations and its termination.

A. SECURITY VALUATION--Securities traded on a national exchange are valued at the last sales price. Securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates value. Securities for which quotations are not available are stated at fair value as determined by procedures approved by the Board of Trustees. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account.

B. SECURITIES TRANSACTIONS AND RELATED INCOME--For financial reporting purposes, security transactions are accounted for on the trade date. At all other times, the Trust's securities transactions are booked on a trade date plus one business day basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

C. OTHER--Income, expenses, and realized and unrealized gains or losses on investments were allocated to each class of shares based on its relative net assets, except that each class separately bears expenses related specifically to that class, such as sub-transfer agent fees.

D. DISTRIBUTIONS TO SHAREHOLDERS--Distributions to shareholders, if any, are recorded on the ex-dividend date and are declared and paid annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from such amounts reported in

         LEVCO EQUITY VALUE FUND, CONTINUED (IN LIQUIDATION, SEE NOTE 1)

accordance with United States generally accepted accounting principles. To the extent these differences are permanent, reclassifications are made to the appropriate equity account in the period the difference arises.

The tax character of distributions paid during 2005 and 2004 was as follows:

                                     2005        2004
                                  ----------   --------
From ordinary income              $1,693,354   $518,281
From net realized capital gains    2,774,526         --

The Fund also designates $2,451,010 of the current year capital redemptions as long-term capital gain distributions.

Differences between book and tax basis distributions are due to reclassifying short-term capital gain distributions to ordinary income distributions and the designation of certain amounts of current year capital redemptions as current year ordinary income and long-term capital gain distributions for tax purposes.

As of December 31, 2005, the components of accumulated earnings on a tax basis were as follows:

Unrealized appreciation          3,233
                                ------
   Total accumulated earnings   $3,233
                                ======

E. FEDERAL INCOME TAXES--It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal tax provision is required.

NOTE 2--AGREEMENTS AND AFFILIATES--BKF Asset Management, Inc. (the "Adviser") earns fees for investment management and advisory services provided to the Fund. This fee is based on an annual rate of 0.75% of the Fund's average daily net assets up to $15 million and 0.50% of the Fund's average daily net assets over $15 million. The Adviser has agreed to voluntarily limit expenses of the Fund to 1.10% of average daily net assets, except interest, taxes, brokerage commissions and extraordinary expenses for the year ended December 31, 2005. The Adviser also agreed to this same limitation for the period from January 1, 2006 through February 6, 2006. Certain officers and trustees of the Trust are officers of the Adviser. An employee of the Advisor was appointed by the Board of Trustees to serve the Fund as Chief Compliance Officer. The Adviser absorbs all compensation and out-of-pocket expenses relating to such employee's activities as Chief Compliance Officer.

In January 2006, John A. Levin & Co., Inc. changed its name to BKF Asset Management, Inc.

BISYS Fund Services Ohio, Inc. ("BISYS Ohio") serves the Trust as Fund Accountant, Transfer Agent and Administrator. Pursuant to the Agreement between BISYS Ohio and the Trust, BISYS Ohio receives a fee for its services based on a percentage of the average daily net assets of the Fund, subject to a minimum per annum, plus out of pocket charges. BISYS Ohio is a subsidiary of The BISYS Group, Inc.

The Vanguard Group, Inc. ("Vanguard") served as sub-transfer agent of the Fund. Vanguard received orders for the purchases and redemptions by certain Qualified Plans of Class I shares. For providing these services, Vanguard received a quarterly fee calculated at the annual rate of 0.25% of the Fund's average daily net assets attributable to Qualified Plans serviced by Vanguard.

NOTE 3--INVESTMENTS--Purchases and sales of securities other than U.S. Government Securities and short-term obligations aggregated $15,831,333 and $49,201,140, respectively, for the year ended December 31, 2005. For federal income tax purposes, the identified cost of investments owned at

         LEVCO EQUITY VALUE FUND, CONTINUED (IN LIQUIDATION, SEE NOTE 1)

December 31, 2005 was $140,247. As of December 31, 2005, net unrealized appreciation for federal income tax purposes aggregated $3,233 of which $4,884 related to appreciated securities and $1,651 related to depreciated securities.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of the Levco Equity Value Fund of the LEVCO Series Trust

We have audited the accompanying statement of assets and liabilities of the Levco Equity Value Fund (the "Fund") of the LEVCO Series Trust as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, pursuant to a plan of liquidation and dissolution adopted on December 5, 2005 by the Board of Trustees, February 6, 2006 was designated as the liquidation date of the Trust.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Levco Equity Value Fund of the LEVCO Series Trust as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                        (ERNST & YOUNG LLP)

Columbus, Ohio
February 17, 2006

              LEVCO EQUITY VALUE FUND (IN LIQUIDATION, SEE NOTE 1)

SUPPLEMENTAL INFORMATION (UNAUDITED)

                          LEVCO SERIES TRUST MANAGEMENT

The Trustees and Officers of the Fund, their age, their address, the position they hold with the Fund, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustee oversees and any other directorships held by the Trustee are listed in the two tables immediately following.

                                    TRUSTEES

                            POSITION    TERM OF OFFICE   PRINCIPAL OCCUPATION(S)   NUMBER OF PORTFOLIOS
                            WITH THE    AND LENGTH OF    DURING THE PAST FIVE         IN FUND COMPLEX       OTHER DIRECTORSHIPS
NAME, AGE AND ADDRESS         TRUST      TIME SERVED             YEARS              OVERSEEN BY TRUSTEE       HELD BY TRUSTEE
---------------------       --------   ---------------   -----------------------   --------------------   -----------------------
Edward T. Tokar, 58          Trustee   2001 to present   Senior Managing                     1            D.P. Hedge Strategies
333 Main Street                                          Director of                                      Fund, LLC; The Topiary
Madison, NJ 07940                                        Investments, Beacon                              Benefit Plan Investor
                                                         Trust Company (5/1/04 -                          Fund, LLC; The Gabelli
                                                         Present); Retired Chief                          Dividend & Income Trust
                                                         Executive Officer,
                                                         Allied Capital
                                                         Management LLC and Vice
                                                         President-Investments,
                                                         Honeywell
                                                         International, Inc.
                                                         (prior).

Thomas C. Barry, 62          Trustee   1997 to present   Founder and Principal               1            African Banking
Zephyr Management, L.P.                                  of Zephyr Management,                            Corporation
320 Park Avenue                                          L.P., sponsor of
New York, NY 10022                                       specialized investment
                                                         partnerships. Founder,
                                                         South Africa Capital
                                                         Growth Fund; Founder,
                                                         ZN Mexico Trust,
                                                         private equity funds.

Charles L. Booth, Jr., 72    Trustee   1997 to present   Presently retired.                  1            The Bramwell Funds,
215 E. 68th Street #28E                                                                                   Inc. (2 fund
New York, NY 10021                                                                                        portfolios)

James B. Rogers, Jr., 63     Trustee   1997 to present   Author, Media                       1            The Zweig Fund, Inc.;
352 Riverside Drive                                      Commentator and private                          The Zweig Total Return
New York, NY 10025                                       investor.                                        Fund, Inc.

Edward J. Rosenthal, 72      Trustee   1997 to present   Co-founder and Vice                 1            Astro Communications
707 Westchester Avenue                                   Chairman Emeritus of
White Plains, NY 10604                                   Cramer Rosenthal
                                                         McGlynn LLC, an
                                                         investment advisory
                                                         firm (2005 - present);
                                                         Co-Founder and Vice
                                                         Chairman of Cramer
                                                         Rosenthal McGlynn
                                                         (prior).

              LEVCO EQUITY VALUE FUND (IN LIQUIDATION, SEE NOTE 1)

                                    OFFICERS

                                           TERM OF OFFICE AND
                        POSITION(S) WITH     LENGTH OF TIME        PRINCIPAL OCCUPATION(S)
NAME, AGE AND ADDRESS       THE TRUST            SERVED           DURING THE PAST FIVE YEARS
---------------------   ----------------   ------------------   -----------------------------
John Siciliano, 51      President          2005 to present      Chief Executive Officer,
One Rockefeller Plaza                                           President and Director of the
25th Floor                                                      Investment Adviser, BKF
New York, NY 10020                                              Capital Group, Inc. ("BKF")
                                                                and the Distributor.

Glenn A. Aigen, 43      Chief Financial    1997 to present      Senior Vice President and
One Rockefeller Plaza   Officer and                             Chief Financial Officer of
25th Floor              Treasurer                               the Investment Adviser.
New York, NY 10020

Norris Nissim, 39       Secretary          1997 to present      Vice President and General
One Rockefeller Plaza                                           Counsel of the Investment
25th Floor                                                      Adviser and Distributor.
New York, NY 10020

BOARD OF COMMITTEES. There are two standing committees of the Board of Trustees, which are the Audit Committee and the Nominating Committee. The members of the Audit Committee are Thomas C. Barry, Charles L. Booth, James B. Rogers, Edward
J. Rosenthal and Edward T. Tokar, each of whom is an Independent Trustee. The Audit Committee is responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Trust. During the fiscal year ended December 31, 2005, the Audit Committee held one meeting.

The members of the Nominating Committee are Thomas C. Barry, Charles L. Booth Jr., and Edward J. Rosenthal, each of whom is an Independent Trustee. The Nominating Committee is responsible for nominating persons to serve in the capacity of Independent Trustee. During the fiscal year ended December 31, 2005, the Nominating Committee did not hold any meetings. The Nominating Committee does not accept shareholder recommendations.

              LEVCO EQUITY VALUE FUND (IN LIQUIDATION, SEE NOTE 1)

                                EXPENSE EXAMPLES

As a shareholder of the Levco Equity Value Fund, you incur two types of costs:
(1) transaction costs, including insurance contract charges; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Levco Equity Value Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 through December 31, 2005.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                            BEGINNING         ENDING         EXPENSE PAID       EXPENSE RATIO
                          ACCOUNT VALUE   ACCOUNT VALUE     DURING PERIOD*      DURING PERIOD
                              7/1/05         12/31/05     7/1/05 - 12/31/05   7/1/05 - 12/31/05
                          -------------   -------------   -----------------   -----------------
Levco Equity Value Fund
   Class A Shares           $1,000.00       $1,093.80           $5.81               1.10%

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Levco Equity Value Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                            BEGINNING         ENDING         EXPENSE PAID       EXPENSE RATIO
                          ACCOUNT VALUE   ACCOUNT VALUE     DURING PERIOD*      DURING PERIOD
                              7/1/05         12/31/05     7/1/05 - 12/31/05   7/1/05 - 12/31/05
                          -------------   -------------   -----------------   -----------------
Levco Equity Value Fund
   Class A Shares           $1,000.00       $1,019.66           $5.60               1.10%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Investment Adviser:   BKF Asset Management, Inc.

Distributor:          LEVCO Securities, Inc.
                      One Rockefeller Plaza, New York, NY 10020

Administrator:        BISYS Fund Services Ohio, Inc.
                      3435 STELZER ROAD, COLUMBUS, OH 43219

Additional information about the Fund's Board of Trustees/Officers is provided in the "Statement of Additional Information" that is available by calling 1-800-910-3863.

A description of the Fund's policies and procedures regarding proxy voting relating to portfolio securities and information regarding how the Fund voted relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-910-3863; and on the Securities and Exchange Commission's website at http://www.sec.gov.

Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 11(a)(1).

(b) During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

3(a)(1) The Registrant's board of trustees has determined that the registrant does not have an audit committee financial expert serving on its audit committee. The Registrant does not have an audit committee financial expert at this time because none of the members of the registrant's board of trustees meets the technical definition of such an expert in Form N-CSR. The board of trustees believes that each member of the audit committee has the requisite experience and qualifications to serve on the audit committee, and that the audit committee is in compliance with Rule 32a-4 of the Investment Company Act of 1940, as amended.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)  Audit Fees
     2004 - $18,000
     2005 - $20,700

(b)  Audit-Related Fees
     2004 - $0
     2005 - $0

(c)  Tax Fees
     2004 - $2,500
     2005 - $2,700

(d)  All Other Fees
     2004 - $0
     2005 - $0

(e) (1) The Registrant's Audit Committee pre-approved the provision of audit and non-audit services by Ernst &Young LLP for the fiscal years ended December 31, 2004 and December 31, 2005. The Registrant has not delegated the pre-approval of audit and non-audit services to a member of the audit committee. Rather, any action of the audit committee with respect to the pre-approval process requires the vote of a majority of the audit committee members present, whether in person or otherwise, at the meeting at which such action is considered. One member of the audit committee shall consititute a quorum for the purpose of taking any action.

     (2) 2004 - NONE
         2005 - NONE

(f)  NOT APPLICABLE.

(g)  Aggregate Non-Audit Fees
     2004 - $2,500
     2005 - $2,700

(h) The audit committee has considered that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c) (7) (ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included in report in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective within 90 days of the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

(b)There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) LEVCO SERIES TRUST


By (Signature and Title) /s/ Glenn A. Aigen
                         -------------------------------------
                         Glenn A. Aigen,
                         Chief Financial Officer and Treasurer

Date 3/8/06

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title) /s/ John Siciliano
                         -------------------------------------
                         John Siciliano,
                         President

Date 3/8/06


By (Signature and Title) /s/ Glenn A. Aigen
                         -------------------------------------
                         Glenn A. Aigen,
                         Chief Financial Officer and Treasurer

Date 3/8/06